Income Tax: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Details [Abstract]
Income tax benefit based on Canadian tax rates	$ 3,859,103	$ 2,506,275	$ 6,257,284
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	284,904	623,387	474,459
Non-deductible expenses	(1,419,266)	(2,617,969)	(1,428,111)
Change in valuation allowance and other	(2,724,741)	(511,693)	(5,303,632)
Income tax expense	$ 0	$ 0	$ 0